Supplemental Guarantor Information (Notes)	12 Months Ended
Dec. 28, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Guarantor Information	Supplemental Guarantor Information
Kraft Heinz fully and unconditionally guarantees the notes issued by our 100% owned operating subsidiary, Kraft Heinz Foods Company. See Note 18, Debt, for additional descriptions of these guarantees. None of our other subsidiaries guarantee such notes.
Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position, and cash flows of Kraft Heinz (as parent guarantor), Kraft Heinz Foods Company (as subsidiary issuer of the notes), and the non-guarantor subsidiaries on a combined basis and eliminations necessary to arrive at the total reported information on a consolidated basis. This condensed consolidating financial information has been prepared and presented pursuant to the SEC Regulation S-X Rule 3-10, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or being Registered.” This information is not intended to present the financial position, results of operations, and cash flows of the individual companies or groups of companies in accordance with U.S. GAAP. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the parent guarantor, subsidiary issuer, and the non-guarantor subsidiaries.
The Kraft Heinz Company
Condensed Consolidating Statements of Income
For the Year Ended December 28, 2019
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$16,852	$8,588	$(463)	$24,977
Cost of products sold	—	11,042	6,251	(463)	16,830
Gross profit	—	5,810	2,337	—	8,147
Selling, general and administrative expenses, excluding impairment losses	—	798	2,380	—	3,178
Goodwill impairment losses	—	—	1,197	—	1,197
Intangible asset impairment losses	—	—	702	—	702
Selling, general and administrative expenses	—	798	4,279	—	5,077
Intercompany service fees and other recharges	—	3,377	(3,377)	—	—
Operating income/(loss)	—	1,635	1,435	—	3,070
Interest expense	—	1,283	78	—	1,361
Other expense/(income)	—	(128)	(824)	—	(952)
Income/(loss) before income taxes	—	480	2,181	—	2,661
Provision for/(benefit from) income taxes	—	1	727	—	728
Equity in earnings/(losses) of subsidiaries	1,935	1,456	—	(3,391)	—
Net income/(loss)	1,935	1,935	1,454	(3,391)	1,933
Net income/(loss) attributable to noncontrolling interest	—	—	(2)	—	(2)
Net income/(loss) excluding noncontrolling interest	$1,935	$1,935	$1,456	$(3,391)	$1,935

Comprehensive income/(loss) excluding noncontrolling interest	$1,856	$1,856	$1,379	$(3,235)	$1,856
The Kraft Heinz Company
Condensed Consolidating Statements of Income
For the Year Ended December 29, 2018
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$17,317	$9,481	$(530)	$26,268
Cost of products sold	—	11,290	6,587	(530)	17,347
Gross profit	—	6,027	2,894	—	8,921
Selling, general and administrative expenses, excluding impairment losses	—	803	2,387	—	3,190
Goodwill impairment losses	—	—	7,008	—	7,008
Intangible asset impairment losses	—	—	8,928	—	8,928
Selling, general and administrative expenses	—	803	18,323	—	19,126
Intercompany service fees and other recharges	—	3,865	(3,865)	—	—
Operating income/(loss)	—	1,359	(11,564)	—	(10,205)
Interest expense	—	1,212	72	—	1,284
Other expense/(income)	—	(359)	191	—	(168)
Income/(loss) before income taxes	—	506	(11,827)	—	(11,321)
Provision for/(benefit from) income taxes	—	112	(1,179)	—	(1,067)
Equity in earnings/(losses) of subsidiaries	(10,192)	(10,586)	—	20,778	—
Net income/(loss)	(10,192)	(10,192)	(10,648)	20,778	(10,254)
Net income/(loss) attributable to noncontrolling interest	—	—	(62)	—	(62)
Net income/(loss) excluding noncontrolling interest	$(10,192)	$(10,192)	$(10,586)	$20,778	$(10,192)

Comprehensive income/(loss) excluding noncontrolling interest	$(11,081)	$(11,081)	$(11,550)	$22,631	$(11,081)
The Kraft Heinz Company
Condensed Consolidating Statements of Income
For the Year Ended December 30, 2017
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$17,397	$9,247	$(568)	$26,076
Cost of products sold	—	11,147	6,464	(568)	17,043
Gross profit	—	6,250	2,783	—	9,033
Selling, general and administrative expenses, excluding impairment losses	—	695	2,232	—	2,927
Goodwill impairment losses	—	—	—	—	—
Intangible asset impairment losses	—	—	49	—	49
Selling, general and administrative expenses	—	695	2,281	—	2,976
Intercompany service fees and other recharges	—	4,307	(4,307)	—	—
Operating income/(loss)	—	1,248	4,809	—	6,057
Interest expense	—	1,189	45	—	1,234
Other expense/(income)	—	(535)	(92)	—	(627)
Income/(loss) before income taxes	—	594	4,856	—	5,450
Provision for/(benefit from) income taxes	—	(243)	(5,239)	—	(5,482)
Equity in earnings/(losses) of subsidiaries	10,941	10,104	—	(21,045)	—
Net income/(loss)	10,941	10,941	10,095	(21,045)	10,932
Net income/(loss) attributable to noncontrolling interest	—	—	(9)	—	(9)
Net income/(loss) excluding noncontrolling interest	$10,941	$10,941	$10,104	$(21,045)	$10,941

Comprehensive income/(loss) excluding noncontrolling interest	$11,516	$11,516	$7,711	$(19,227)	$11,516
The Kraft Heinz Company
Condensed Consolidating Balance Sheets
As of December 28, 2019
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$1,404	$875	$—	$2,279
Trade receivables, net	—	836	1,137	—	1,973
Receivables due from affiliates	—	633	793	(1,426)	—
Income taxes receivable	—	714	160	(701)	173
Inventories	—	1,832	889	—	2,721
Short-term lending due from affiliates	—	1,399	4,645	(6,044)	—
Prepaid expenses	—	193	191	—	384
Other current assets	—	269	176	—	445
Assets held for sale	—	13	109	—	122
Total current assets	—	7,293	8,975	(8,171)	8,097
Property, plant and equipment, net	—	4,420	2,635	—	7,055
Goodwill	—	11,066	24,480	—	35,546
Investments in subsidiaries	51,623	66,492	—	(118,115)	—
Intangible assets, net	—	2,860	45,792	—	48,652
Long-term lending due from affiliates	—	207	2,000	(2,207)	—
Other non-current assets	—	850	1,250	—	2,100
TOTAL ASSETS	$51,623	$93,188	$85,132	$(128,493)	$101,450
LIABILITIES AND EQUITY
Commercial paper and other short-term debt	$—	$5	$1	$—	$6
Current portion of long-term debt	—	626	396	—	1,022
Short-term lending due to affiliates	—	4,645	1,399	(6,044)	—
Trade payables	—	2,445	1,558	—	4,003
Payables due to affiliates	—	793	633	(1,426)	—
Accrued marketing	—	249	398	—	647
Interest payable	—	372	12	—	384
Other current liabilities	—	266	2,239	(701)	1,804
Liabilities held for sale	—	—	9	—	9
Total current liabilities	—	9,401	6,645	(8,171)	7,875
Long-term debt	—	27,912	304	—	28,216
Long-term borrowings due to affiliates	—	2,000	207	(2,207)	—
Deferred income taxes	—	1,307	10,571	—	11,878
Accrued postemployment costs	—	34	239	—	273
Other non-current liabilities	—	911	548	—	1,459
TOTAL LIABILITIES	—	41,565	18,514	(10,378)	49,701
Redeemable noncontrolling interest	—	—	—	—	—
Total shareholders’ equity	51,623	51,623	66,492	(118,115)	51,623
Noncontrolling interest	—	—	126	—	126
TOTAL EQUITY	51,623	51,623	66,618	(118,115)	51,749
TOTAL LIABILITIES AND EQUITY	$51,623	$93,188	$85,132	$(128,493)	$101,450
The Kraft Heinz Company
Condensed Consolidating Balance Sheets
As of December 29, 2018
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$—	$202	$928	$—	$1,130
Trade receivables, net	—	933	1,196	—	2,129
Receivables due from affiliates	—	870	341	(1,211)	—
Income taxes receivable	—	701	9	(558)	152
Inventories	—	1,783	884	—	2,667
Short-term lending due from affiliates	—	1,787	3,753	(5,540)	—
Prepaid expenses	—	198	202	—	400
Other current assets	—	776	445	—	1,221
Assets held for sale	—	75	1,301	—	1,376
Total current assets	—	7,325	9,059	(7,309)	9,075
Property, plant and equipment, net	—	4,524	2,554	—	7,078
Goodwill	—	11,067	25,436	—	36,503
Investments in subsidiaries	51,657	67,867	—	(119,524)	—
Intangible assets, net	—	3,010	46,458	—	49,468
Long-term lending due from affiliates	—	—	2,000	(2,000)	—
Other non-current assets	—	316	1,021	—	1,337
TOTAL ASSETS	$51,657	$94,109	$86,528	$(128,833)	$103,461
LIABILITIES AND EQUITY
Commercial paper and other short-term debt	$—	$—	$21	$—	$21
Current portion of long-term debt	—	363	14	—	377
Short-term lending due to affiliates	—	3,753	1,787	(5,540)	—
Trade payables	—	2,563	1,590	—	4,153
Payables due to affiliates	—	341	870	(1,211)	—
Accrued marketing	—	282	440	—	722
Interest payable	—	394	14	—	408
Other current liabilities	—	888	1,437	(558)	1,767
Liabilities held for sale	—	—	55	—	55
Total current liabilities	—	8,584	6,228	(7,309)	7,503
Long-term debt	—	29,872	898	—	30,770
Long-term borrowings due to affiliates	—	2,000	12	(2,012)	—
Deferred income taxes	—	1,314	10,888	—	12,202
Accrued postemployment costs	—	89	217	—	306
Other non-current liabilities	—	593	309	—	902
TOTAL LIABILITIES	—	42,452	18,552	(9,321)	51,683
Redeemable noncontrolling interest	—	—	3	—	3
Total shareholders’ equity	51,657	51,657	67,855	(119,512)	51,657
Noncontrolling interest	—	—	118	—	118
TOTAL EQUITY	51,657	51,657	67,973	(119,512)	51,775
TOTAL LIABILITIES AND EQUITY	$51,657	$94,109	$86,528	$(128,833)	$103,461
The Kraft Heinz Company
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 28, 2019
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by/(used for) operating activities	$1,953	$3,308	$244	$(1,953)	$3,552
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	—	(365)	(403)	—	(768)
Payments to acquire business, net of cash acquired	—	(199)	—	—	(199)
Net proceeds from/(payments on) intercompany lending activities	—	2,248	723	(2,971)	—
Additional investments in subsidiaries	(20)	(51)	—	71	—
Proceeds from net investment hedges	—	604	(14)	—	590
Proceeds from sale of business, net of cash disposed	—	—	1,875	—	1,875
Other investing activities, net	—	52	(39)	—	13
Net cash provided by/(used for) investing activities	(20)	2,289	2,142	(2,900)	1,511
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of long-term debt	—	(4,568)	(227)	—	(4,795)
Proceeds from issuance of long-term debt	—	2,969	(2)	—	2,967
Debt prepayment and extinguishment costs	—	(99)	—	—	(99)
Proceeds from issuance of commercial paper	—	557	—	—	557
Repayments of commercial paper	—	(557)	—	—	(557)
Net proceeds from/(payments on) intercompany borrowing activities	—	(723)	(2,248)	2,971	—
Dividends paid	(1,953)	(1,953)	—	1,953	(1,953)
Other intercompany capital stock transactions	—	20	51	(71)	—
Other financing activities, net	20	(41)	(12)	—	(33)
Net cash provided by/(used for) financing activities	(1,933)	(4,395)	(2,438)	4,853	(3,913)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	—	—	(6)	—	(6)
Cash, cash equivalents, and restricted cash:
Net increase/(decrease)	—	1,202	(58)	—	1,144
Balance at beginning of period	—	202	934	—	1,136
Balance at end of period	$—	$1,404	$876	$—	$2,280
The Kraft Heinz Company
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 29, 2018
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by/(used for) operating activities	$3,183	$1,928	$656	$(3,193)	$2,574
CASH FLOWS FROM INVESTING ACTIVITIES
Cash receipts on sold receivables	—	—	1,296	—	1,296
Capital expenditures	—	(339)	(487)	—	(826)
Payments to acquire business, net of cash acquired	—	(245)	(3)	—	(248)
Net proceeds from/(payments on) intercompany lending activities	—	1,626	206	(1,832)	—
Additional investments in subsidiaries	—	(41)	—	41	—
Proceeds from net investment hedges	—	24	—	—	24
Return of capital	7	—	—	(7)	—
Proceeds from sale of business, net of cash disposed	—	—	18	—	18
Other investing activities, net	—	7	17	—	24
Net cash provided by/(used for) investing activities	7	1,032	1,047	(1,798)	288
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of long-term debt	—	(2,550)	(163)	—	(2,713)
Proceeds from issuance of long-term debt	—	2,990	—	—	2,990
Proceeds from issuance of commercial paper	—	2,784	—	—	2,784
Repayments of commercial paper	—	(3,213)	—	—	(3,213)
Net proceeds from/(payments on) intercompany borrowing activities	—	(206)	(1,626)	1,832	—
Dividends paid	(3,183)	(3,183)	(10)	3,193	(3,183)
Other intercompany capital stock transactions	—	(7)	41	(34)	—
Other financing activities, net	(7)	(17)	(4)	—	(28)
Net cash provided by/(used for) financing activities	(3,190)	(3,402)	(1,762)	4,991	(3,363)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	—	—	(132)	—	(132)
Cash, cash equivalents, and restricted cash:
Net increase/(decrease)	—	(442)	(191)	—	(633)
Balance at beginning of period	—	644	1,125	—	1,769
Balance at end of period	$—	$202	$934	$—	$1,136
The Kraft Heinz Company
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 30, 2017
(in millions)

	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by/(used for) operating activities	$2,888	$1,497	$(996)	$(2,888)	$501
CASH FLOWS FROM INVESTING ACTIVITIES
Cash receipts on sold receivables	—	—	2,286	—	2,286
Capital expenditures	—	(757)	(437)	—	(1,194)
Net proceeds from/(payments on) intercompany lending activities	—	641	(542)	(99)	—
Additional investments in subsidiaries	(21)	—	—	21	—
Proceeds from net investment hedges	—	6	—	—	6
Other investing activities, net	—	56	23	—	79
Net cash provided by/(used for) investing activities	(21)	(54)	1,330	(78)	1,177
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of long-term debt	—	(2,628)	(13)	—	(2,641)
Proceeds from issuance of long-term debt	—	1,496	—	—	1,496
Proceeds from issuance of commercial paper	—	6,043	—	—	6,043
Repayments of commercial paper	—	(6,249)	—	—	(6,249)
Net proceeds from/(payments on) intercompany borrowing activities	—	542	(641)	99	—
Dividends paid-common stock	(2,888)	(2,888)	—	2,888	(2,888)
Other intercompany capital stock transactions	—	21	—	(21)	—
Other financing activities, net	21	(5)	2	—	18
Net cash provided by/(used for) financing activities	(2,867)	(3,668)	(652)	2,966	(4,221)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	—	—	57	—	57
Cash, cash equivalents, and restricted cash:
Net increase/(decrease)	—	(2,225)	(261)	—	(2,486)
Balance at beginning of period	—	2,869	1,386	—	4,255
Balance at end of period	$—	$644	$1,125	$—	$1,769
The following tables provide a reconciliation of cash and cash equivalents, as reported on our condensed consolidating balance sheets, to cash, cash equivalents, and restricted cash, as reported on our condensed consolidating statements of cash flows (in millions):

	December 28, 2019
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$—	$1,404	$875	$—	$2,279
Restricted cash included in other current assets	—	—	1	—	1
Restricted cash included in other non-current assets	—	—	—	—	—
Cash, cash equivalents, and restricted cash	$—	$1,404	$876	$—	$2,280

	December 29, 2018
	Parent Guarantor	Subsidiary Issuer	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash and cash equivalents	$—	$202	$928	$—	$1,130
Restricted cash included in other current assets	—	—	1	—	1
Restricted cash included in other non-current assets	—	—	5	—	5
Cash, cash equivalents, and restricted cash	$—	$202	$934	$—	$1,136